Contingencies (Tobacco-Related Litigation) (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Number of cases decided	376
Individual Lights Cases - Small Claims Court [Member]
Loss Contingencies [Line Items]
Cases brought against PM	9	10	12
Individual Lights Cases - Small Claims Court [Member] | Italy [Member] | Cases With Costs [Member]
Loss Contingencies [Line Items]
Cases brought against PM	3
Payments for total judgments including legal costs	6
Individual Lights Cases - Small Claims Court [Member] | Italy [Member] | Cases With Costs [Member] | Cases Remaining On Appeal [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Individual Lights Cases - Small Claims Court [Member] | Italy [Member] | Cases With Costs [Member] | Cases Reversed On Appeal [Member]
Loss Contingencies [Line Items]
Number of cases decided	2
Case Decided In Favor Of Plaintiff [Member]
Loss Contingencies [Line Items]
Number of cases decided	10
Case Decided In Favor Of Plaintiff [Member] | Cases Remaining On Appeal [Member]
Loss Contingencies [Line Items]
Cases brought against PM	4
Case Decided In Favor Of Plaintiff [Member] | Final Resolution In Favor Of Company [Member]
Loss Contingencies [Line Items]
Number of cases decided	6
Cases With Verdicts And Post Trial Developments [Member]
Loss Contingencies [Line Items]
Cases brought against PM	3